Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-Based Compensation
NOTE 9. SHARE-BASED COMPENSATION

The
Company has a share-based compensation plan (the “Plan”) for key employees and service providers. Under the Plan, options issued have no voting rights and vest proportionately over periods ranging from the grant date to four years from the issuance date. Stock options exercised are converted to SVS. The maximum number of shares issued under the Plan shall not exceed 10% of the issued and outstanding shares.
A summary
of the status of the options outstanding consisted of the following:

(Shares in thousands)	Number of stock options outstanding	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2020	22,920	$3.18	8.60	$99,142
Granted	6,628	5.04
Exercised	(1,820)	2.12
Origin House replacement awards	629	4.24
Forfeited	(5,850)	2.77

Outstanding – December 31, 2020	22,507	$3.96	8.10	$133,604

Exercisable - December 31, 2020	9,853	$3.19	3.40	$65,743

Granted	5,227	11.29
Exercised	(2,589)	1.97
Forfeited	(1,535)	9.51

Outstanding - December 31, 2021	23,610	$5.54	7.70	$53,455

Exercisable - December 31, 2021	12,772	$3.69	7.20	$40,209

During the

year
s
ended December
31
,
2021
and
2020
, options were exercised for gross proceeds of $
3.7

million and $
1.1
 million, respectively.
The following table summarizes the weighted average grant date fair value and total intrinsic value of options exercised for the years ended December 31,
2021 and 2020:

	Year Ended December 31,
(In thousands, except per share data)	2021	2020
Weighted average grant date fair value (per share) of stock option units granted	$7.39	$3.05
Intrinsic value of stock option units exercised, using market price at exercise date	$21,131	$7,000
Weighted average

stock price of options on the dates on which options were exercised during the years ended December
31
,
2021
and
2020
was $
10.13
and $
5.96
per option, respectively.
The fair value of stock options granted under the Plan during the years ended December 31, 2021 and 2020, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2021	2020
Risk-free annual interest rate	0.4% - 1.2%	0.6% - 1.8%
Expected annual dividend yield	0%	0%
Expected stock price volatility	67% to 82.2%	64.9% to 81.0%
Expected life of stock options	5 to 7 years	5 to 7 years
Forfeiture rate	7.5% - 24.9%	5.0% - 15.0%
Fair value at grant date	$4.47 to $8.78	$1.84 to $6.33
Stock price at grant date	$6.62 to $13.10	$2.99 to $9.86
Exercise price range	$6.62 to $13.10	$2.99 to $9.86
Volatility was estimated by using the average historical volatility of comparable companies from a representative group of direct and indirect peers of publicly traded companies, as the Company and the cannabis industry have minimal historical share price history available. An increase in volatility would result in an increase in fair value at grant date. The expected life in years represents the period of time that options issued are expected to be outstanding. The risk-free rate is based on U.S. treasury bills with a remaining term equal to the expected life of the options. The forfeiture rate is estimated based on historical forfeitures experienced by the Company.
During the year ended December 31, 2020, the Company issued 0.6 million replacement options with a weighted average exercise price of $4.24 per option in connection with the Origin House acquisition. The replacement options have expiration dates ranging between October 2022 and August 2028. As of December 31,
2021
, 0.3 million options with a weighted average exercise price of $5.16 per option are exercisable.
Restricted Stock Units
The Company has an RSU program to provide employees an additional avenue to participate in the successes of the Company. The fair value of RSUs granted was determined by the fair value of the Company’s share price on the date of grant. A number of RSUs granted had the ability to settle in cash at the employee’s election. These awards were determined to be liability-classified awards and are required to be marked-to-market
as of the end of each reporting period through issuance.

A summary of outstanding RSUs is provided below:

(Shares in thousands)	Number of RSUs outstanding	Weighted average fair value
Outstanding - January 1, 2020	404	$8.58
Granted	661	6.00
Origin House replacement awards	3,431	5.96
Vested and settled	(3,436)	5.23
Forfeited	(66)	8.91

Outstanding – December 31, 2020	994	$6.54

Granted	544	11.78
Bluma replacement awards	207	12.17
Vested and settled	(501)	9.20
Forfeited	(151)	8.21

Outstanding - December 31, 2021	1,093	$8.83

Liability-classified as of December 31, 2021	4	$6.62
All liability-classified awards above are vested and pending issuance into shares.
The following table summarizes the total fair value of RSUs vested for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
($ in thousands)	2021	2020
Total fair value of RSUs vested, using market price at vest date	$4,783	$20,528
Replacement Awards
During the second quarter of 2021, the Company granted replacement RSUs in connection with the Bluma acquisition. Upon closure of the acquisition, the Company accelerated the vesting of all replacement RSUs, recognizing
$2.1
million in post combination expense.
During the year ended December 31, 2020, the Company issued replacement RSUs in connection with the Origin House acquisition. As a result of the acquisition, the vesting of the replacement RSUs was accelerated, with Canadian participants having the option to defer settlement. As such, there was no post-acquisition compensation expense recognized for these awards. As of December 31, 2021,
0.1
million replacement RSUs remain outstanding.

Other Share Issuances
During the year ended December 31, 2021, the Company issued replacement shares to existing holders of vested and unissued Bluma RSUs as of the acquisition date and a subscription award as compensation to a former member of key management personnel. A summary of the share movement is provided below:

(In thousands, except per share data)	Shares issued	Fair value (per share)	Compensation expense
Bluma replacement shares	814	$12.17	$239
Subscription award	62	$11.25	$694
Expense Attribution
The Company recorded compensation expense for option awards in the amount of $20.7 million and $15.5 million for the years ended December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, the Company expensed $17.7 million and $15.0 million, respectively, to Selling, general and administrative expenses, with the remaining $3.0 million and $0.5 million, respectively, in Cost of goods sold and ending inventory. Unrecognized compensation expense as of December 31, 2021 for option awards was
 $22.3 million and will be recorded over the course of the next four years.
The Company recorded compensation expense for RSU awards in the amount of $4.6 million and $1.5 million for the years ended December 31, 2021 and 2020, respectively, of which $4.0 million and $1.0 million, respectively, is included in Selling, general and administrative expenses, with the remaining $0.6 million and $0.5 million, respectively, in Cost of goods sold and ending inventory. Unrecognized compensation expense as of December 31, 2021 is
 $3.2 million and will be recognized over the course of the next four years.

As of December 31, 2021 and 2020, ending inventory includes $1.2 million and $0.2 million capitalized compensation expense related to both options and RSUs, respectively. Ending inventory includes compensation expense reductions attributable to an increased estimated forfeiture rate recognized during the year ended December 31, 2021 based on the Company’s historically experienced forfeitures. For both of
the years ended December 31, 2021 and 2020, $2.5 million of compensation expense was recorded to Cost of goods sold, which includes $
0.2
 million and $1.8
million
, respectively, related to compensation expense capitalized to inventory in prior years.